INVESTMENTS	12 Months Ended
Dec. 31, 2022
Disclosure Of Investments [Abstract]
INVESTMENTS [Text Block]

4. INVESTMENTS

At December 31, 2022 and 2021, the Company had the following investments:

	December 31, 2022	December 31, 2021

Marketable securities	$9,966	$7,267
Warrants	4	142
Private company investments	4,591	8,761
Total Investments	14,561	16,170
Less: current portion	(10,409)	(12,122)
Non-current portion	$4,152	$4,048

During the year ended December 31, 2022, the Company recognized $333 (2021 - $446) in interest income on its investment in Ensero Holdings, Inc., a privately-held Delaware corporation, and $Nil (2021 - $217) in dividend income related to certain marketable securities, both of which have been included in revenue and other income.

The Company also receives investments as proceeds related to various property agreements and therefore may sell its holdings to the market where appropriate. During the year ended December 31, 2022 the Company realized $1,013 (2021 - $1,601) in proceeds from sales of investments.